Financing - Non-current loans and financing schedule of maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing
Non-Current Portion	R$ 27,648,657	R$ 10,076,789
Less than one year
Financing
Non-Current Portion		2,122,767
Later than one year and not later than two years
Financing
Non-Current Portion	2,229,429
Later than two years and not later than three years
Financing
Non-Current Portion	2,595,525	2,599,279
Later than three years and not later than four years
Financing
Non-Current Portion	3,259,465	1,121,216
Later than four years and not later than five years
Financing
Non-Current Portion	7,481,430	123,745
Later than five years and not later than six years
Financing
Non-Current Portion	39,960	53,160
Later than six years and not later than seven years
Financing
Non-Current Portion	792,508	34,084
Later than six years
Financing
Non-Current Portion	R$ 11,250,340	R$ 4,022,538